Other assets-Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Other assets-Other / Other liabilities
2019	¥ 3,825
2020	2,647
2021	2,647
2022	2,235
2023	¥ 178